UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-05986

T. Rowe Price Index Trust, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2023

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Market Commentary
Portfolio Summary
Fund Expense Example
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
June 30, 2023
SemiAnnual Report
T. ROWE PRICE
Equity Market Index Funds
For more insights from T. Rowe Price investment professionals, go to
troweprice.com .

T. ROWE PRICE Equity Market Index Funds
Log in to your account at troweprice.com for more information.
* Certain mutual fund accounts that are assessed an annual account service fee can also save money by switching to e-delivery.

T. ROWE PRICE Equity Market Index Funds
Market Commentary

Dear Shareholder
Most major global stock and bond indexes produced positive returns during the first half of your fund’s fiscal year, the six-month period ended June 30,
2023. Despite turmoil in the banking sector and a protracted debt ceiling standoff, markets were resilient as growth remained positive in the major economies and corporate earnings results came in stronger than expected.
For the six-month period, the technology-oriented Nasdaq Composite Index gained more than 30%, the strongest result of the major benchmarks, as tech companies benefited from investor enthusiasm for artificial intelligence applications. Growth stocks outperformed value shares, and developed market stocks generally outpaced their emerging market counterparts. Currency movements were mixed over the period, although a weaker dollar versus major
European currencies was beneficial for U.S. investors in European securities.
Within the S&P 500 Index, the information technology, communication services, and consumer discretionary sectors were all lifted by the tech rally and recorded significant gains. Conversely, the defensive utilities sector had the weakest returns in the growth-focused environment, and the energy sector also lost ground amid declining oil prices. The financials sector partly recovered from the failure of three large regional banks during the period but still finished with modest losses.
Cheaper oil contributed to slowing inflation, although core inflation readings—
which exclude volatile food and energy prices—remained stubbornly high. In response, the Federal Reserve raised its short-term lending benchmark rate to a target range of 5.00% to 5.25% by early May, the highest level since 2007. The
Fed held rates steady at its June meeting, but policymakers indicated that two more rate hikes could come by the end of the year.
In the fixed income market, returns were generally positive across most sectors as investors benefited from the higher interest rates that have become available over the past year. Investment-grade corporate bonds were supported by generally solid balance sheets and were among the strongest performers.
Global economies and markets showed surprising resilience in recent months, but, moving into the second half of 2023, we believe investors could face potential challenges. The impact of the Fed’s rate hikes has yet to be fully felt in the economy, and while the regional banking turmoil appears to have been contained by the swift actions of regulators, it could weigh on credit conditions.
Moreover, market consensus still seems to point to a coming recession, although hopes have emerged that such a downturn could be more modest.

T. ROWE PRICE Equity Market Index Funds

We believe this environment makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to identify securities that can add value to your portfolio over the long term.
You may notice that this report no longer contains the commentary on your fund’s performance and positioning that we previously included in the semiannual shareholder letters. The Securities and Exchange Commission
(SEC) adopted new rules in January that will require fund reports to transition to a new format known as a Tailored Shareholder Report. This change will require a much more concise summary of performance rather than the level of detail we have provided historically while also aiming to be more visually engaging. As we prepare to make changes to the annual reports to meet the new report regulatory requirements by mid-2024, we felt the time was right to discontinue the optional six-month semiannual fund letter to focus on the changes to come.
While semiannual fund letters will no longer be produced, you may continue to access current fund information as well as insights and perspectives from our investment team on our personal investing website.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE Equity Market Index Funds
Portfolio Summary

EQUITY INDEX 500 FUND
SECTOR DIVERSIFICATION
Periods Ended 12/31/22 6/30/23
Information Technology 25.5% 28.1%
Health Care 15.7 13.4
Financials 11.6 12.4
Consumer Discretionary 9.8 10.6
Industrials and Business
Services 8.8 8.7
Communication Services 7.2 8.3
Consumer Staples 7.2 6.6
Energy 5.2 4.1
Utilities 3.2 2.5
Materials 2.7 2.5
Real Estate 2.7 2.5
Other and Reserves 0.4 0.3
Total 100.0% 100.0%
Historical weightings reflect current industry/sector
classifications.

T. ROWE PRICE Equity Market Index Funds

TOTAL EQUITY MARKET INDEX FUND
SECTOR DIVERSIFICATION
Periods Ended 12/31/22 6/30/23
Information Technology 24.3% 26.4%
Health Care 15.5 13.4
Financials 12.2 12.9
Consumer Discretionary 9.9 10.8
Industrials and Business
Services 9.8 10.0
Communication Services 6.7 7.7
Consumer Staples 6.6 6.1
Energy 5.2 4.1
Real Estate 3.3 2.9
Materials 3.0 2.7
Utilities 3.0 2.5
Other and Reserves 0.5 0.5
Total 100.0% 100.0%
Historical weightings reflect current industry/sector
classifications.

T. ROWE PRICE Equity Market Index Funds

EXTENDED EQUITY MARKET INDEX FUND
SECTOR DIVERSIFICATION
Periods Ended 12/31/22 6/30/23
Industrials and Business
Services 15.8% 18.1%
Information Technology 18.0 17.7
Financials 16.0 15.6
Health Care 13.8 12.9
Consumer Discretionary 11.3 12.1
Real Estate 6.4 5.9
Energy 4.9 4.3
Materials 4.3 4.0
Communication Services 3.7 4.1
Consumer Staples 3.0 2.8
Utilities 2.2 1.9
Other and Reserves 0.6 0.6
Total 100.0% 100.0%
Historical weightings reflect current industry/sector
classifications.

T. ROWE PRICE Equity Market Index Funds

PORTFOLIO HIGHLIGHTS
TWENTY-FIVE LARGEST HOLDINGS
Equity Index 500 Fund
Percent of
Net Assets
6/30/23
Apple 7.7%
Microsoft 6.8
Alphabet 3.6
Amazon.com 3.1
NVIDIA 2.8
Tesla 1.9
Meta Platforms 1.7
Berkshire Hathaway 1.6
UnitedHealth Group 1.2
Exxon Mobil 1.2
Johnson & Johnson 1.2
JPMorgan Chase 1.1
Visa 1.0
Eli Lilly 1.0
Broadcom 1.0
Procter & Gamble 1.0
Mastercard 0.9
Home Depot 0.8
Merck 0.8
Chevron 0.7
PepsiCo 0.7
Costco Wholesale 0.6
AbbVie 0.6
Coca-Cola 0.6
Adobe 0.6
Total 44.2%
Note: The information shown does not reflect any exchange-traded funds (ETFs), cash reserves, or collateral for securities lending that may be held in the portfolio.

T. ROWE PRICE Equity Market Index Funds

PORTFOLIO HIGHLIGHTS
TWENTY-FIVE LARGEST HOLDINGS
Total Equity Market Index Fund
Percent of
Net Assets
6/30/23
Apple 6.6%
Microsoft 5.8
Alphabet 3.1
Amazon.com 2.7
NVIDIA 2.4
Tesla 1.6
Meta Platforms 1.5
Berkshire Hathaway 1.4
UnitedHealth Group 1.0
Exxon Mobil 1.0
JPMorgan Chase 1.0
Johnson & Johnson 1.0
Visa 0.9
Eli Lilly 0.9
Broadcom 0.8
Procter & Gamble 0.8
Mastercard 0.8
Home Depot 0.7
Merck 0.7
Chevron 0.6
PepsiCo 0.6
Costco Wholesale 0.6
AbbVie 0.6
Coca-Cola 0.6
Walmart 0.5
Total 38.2%
Note: The information shown does not reflect any exchange-traded funds (ETFs), cash reserves, or collateral for securities lending that may be held in the portfolio.

T. ROWE PRICE Equity Market Index Funds

PORTFOLIO HIGHLIGHTS
TWENTY-FIVE LARGEST HOLDINGS
Extended Equity Market Index Fund
Percent of
Net Assets
6/30/23
Uber Technologies 1.4%
Blackstone 1.0
Marvell Technology 0.8
Airbnb 0.8
Snowflake 0.8
Workday 0.8
Lululemon Athletica 0.7
Cheniere Energy 0.6
Trade Desk 0.6
Apollo Global Management 0.6
Block 0.5
Ferguson 0.5
Crowdstrike Holdings 0.5
KKR 0.5
Veeva Systems 0.5
MongoDB 0.5
VMware 0.5
Seagen 0.4
HubSpot 0.4
Atlassian 0.4
Palantir Technologies 0.4
Datadog 0.4
Alnylam Pharmaceuticals 0.4
Horizon Therapeutics 0.4
DoorDash 0.3
Total 14.7%
Note: The information shown does not reflect any exchange-traded funds (ETFs), cash reserves, or collateral for securities lending that may be held in the portfolio.

T. ROWE PRICE Equity Market Index Funds

FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Please note that the Equity Index 500 Fund has three share classes: The original share class
(Investor Class) charges no distribution and service (12b-1) fee, I Class shares are also available to institutionally oriented clients and impose no 12b-1 or administrative fee payment, and Z
Class shares are offered only to funds advised by T. Rowe Price and other advisory clients of
T. Rowe Price or its affiliates that are subject to a contractual fee for investment management services and impose no 12b-1 fee or administrative fee payment. Each share class is presented separately in the table.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and actual expenses. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Note: T. Rowe Price charges an account service fee that is not included in the accompanying table. The account service fee is charged on a quarterly basis, usually during the last week of a calendar quarter, and applies to accounts with balances below $10,000 on the day of the assessment. The fee is charged to accounts that fall below $10,000 for any reason, including market fluctuations, redemptions, or exchanges. When an account with less than $10,000 is closed either through redemption or exchange, the fee is charged and deducted from the proceeds. The fee applies to IRAs but not to retirement plans directly registered with T. Rowe
Price Services or accounts maintained by intermediaries through NSCC
®
Networking. If you are
subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

T. ROWE PRICE Equity Market Index Funds

EQUITY INDEX 500 FUND
Beginning
Account Value
1/1/23
Ending
Account Value
6/30/23
Expenses Paid
During Period*
1/1/23 to 6/30/23
Investor Class
Actual $1,000.00 $1,167.90 $1.02
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,023.85   0.95
I Class
Actual   1,000.00   1,168.70   0.27
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,024.55   0.25
Z Class
Actual   1,000.00   1,169.00   0.00
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,024.79   0.00
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181), and divided by the days in the year (365) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.19%, the
2
I Class
was 0.05%, and the
3
Z Class was 0.00%.
TOTAL EQUITY MARKET INDEX FUND
Beginning
Account Value
1/1/23
Ending
Account Value
6/30/23
Expenses Paid
During Period*
1/1/23 to 6/30/23
Actual $1,000.00 $1,163.30 $1.07
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,023.80   1.00
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period (0.20%), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181), and divided by the days in the year (365) to reflect the half-year period.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Equity Market Index Funds

EXTENDED EQUITY MARKET INDEX FUND
Beginning
Account Value
1/1/23
Ending
Account Value
6/30/23
Expenses Paid
During Period*
1/1/23 to 6/30/23
Actual $1,000.00 $1,125.20 $1.32
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,023.55   1.25
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period (0.25%), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181), and divided by the days in the year (365) to reflect the half-year period.
FUND EXPENSE EXAMPLE (CONTINUED)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
C50-051 8/23

Market Commentary
Portfolio Summary
Fund Expense Example
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
June 30, 2023
SemiAnnual Report
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PREIX Equity Index 500 Fund –
.
PRUIX Equity Index 500 Fund–
.
I  Class
TRHZX Equity Index 500 Fund–
.
Z Class

T. ROWE PRICE Equity Index 500 Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
6/30/23
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
NET ASSET VALUE
Beginning of period $ 100 .94 $ 125 .31 $ 99 .17 $ 85 .83 $ 66 .80 $ 71 .71
Investment activities
Net investment
income
(1)(2)
0 .78 1 .50 1 .36 1 .52 1 .44 1 .36
Net realized and
unrealized gain/loss 16 .12 ( 24 .35 ) 26 .74 13 .77 19 .27 ( 4 .53 )
Total from
investment activities 16 .90 ( 22 .85 ) 28 .10 15 .29 20 .71 ( 3 .17 )
Distributions
Net investment
income ( 0 .80 ) ( 1 .52 ) ( 1 .44 ) ( 1 .55 ) ( 1 .53 ) ( 1 .30 )
Net realized gain — — ( 0 .52 ) ( 0 .40 ) ( 0 .15 ) ( 0 .44 )
Total distributions ( 0 .80 ) ( 1 .52 ) ( 1 .96 ) ( 1 .95 ) ( 1 .68 ) ( 1 .74 )
NET ASSET VALUE
End of period $ 117 .04 $ 100 .94 $ 125 .31 $ 99 .17 $ 85 .83 $ 66 .80

T. ROWE PRICE Equity Index 500 Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
6/30/23
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
Ratios/Supplemental Data
Total return
(2)(3)
16 .79% ( 18 .28 ) % 28 .50% 18 .19% 31 .23% ( 4 .58 ) %
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by Price
Associates 0 .19%
(4)
0 .20% 0 .16% 0 .19% 0 .20% 0 .21%
Net expenses after
waivers/payments
by Price Associates 0 .19%
(4)
0 .20% 0 .16% 0 .19% 0 .20% 0 .21%
Net investment
income 1 .46%
(4)
1 .38% 1 .21% 1 .82% 1 .85% 1 .85%
Portfolio turnover rate 2 .7% 3 .1% 3 .1% 13 .6% 9 .3% 7 .3%
Net assets, end of
period (in millions) $6,618 $5,704 $11,145 $9,002 $25,507 $21,237
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 7 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Equity Index 500 Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
6/30/23
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
NET ASSET VALUE
Beginning of period $ 100 .93 $ 125 .32 $ 99 .16 $ 85 .84 $ 66 .81 $ 71 .72
Investment activities
Net investment
income
(1)(2)
0 .86 1 .68 1 .47 1 .54 1 .55 1 .50
Net realized and
unrealized gain/loss 16 .11 ( 24 .36 ) 26 .75 13 .85 19 .26 ( 4 .56 )
Total from
investment activities 16 .97 ( 22 .68 ) 28 .22 15 .39 20 .81 ( 3 .06 )
Distributions
Net investment
income ( 0 .87 ) ( 1 .71 ) ( 1 .54 ) ( 1 .67 ) ( 1 .63 ) ( 1 .41 )
Net realized gain — — ( 0 .52 ) ( 0 .40 ) ( 0 .15 ) ( 0 .44 )
Total distributions ( 0 .87 ) ( 1 .71 ) ( 2 .06 ) ( 2 .07 ) ( 1 .78 ) ( 1 .85 )
NET ASSET VALUE
End of period $ 117 .03 $ 100 .93 $ 125 .32 $ 99 .16 $ 85 .84 $ 66 .81

T. ROWE PRICE Equity Index 500 Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
6/30/23
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
Ratios/Supplemental Data
Total return
(2)(3)
16 .87% ( 18 .15 ) % 28 .63% 18 .34% 31 .39% ( 4 .44 ) %
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by Price
Associates 0 .08%
(4)
0 .08% 0 .10% 0 .07% 0 .06% 0 .06%
Net expenses after
waivers/payments
by Price Associates 0 .05%
(4)
0 .05% 0 .06% 0 .06% 0 .06% 0 .06%
Net investment
income 1 .60%
(4)
1 .57% 1 .31% 1 .88% 1 .99% 2 .03%
Portfolio turnover rate 2 .7% 3 .1% 3 .1% 13 .6% 9 .3% 7 .3%
Net assets, end of
period (in millions) $7,131 $6,020 $3,507 $3,232 $5,905 $3,653
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 7 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Equity Index 500 Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
(1)
6 Months
. Ended
6/30/23
.. Year ..
.. Ended .
3/16/20
(1)
Through
12/31/20 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 100 .90 $ 125 .27 $ 99 .13 $ 63 .64
Investment activities
Net investment income
(2)(3)
0 .88 1 .71 1 .54 1 .40
Net realized and unrealized gain/loss 16 .12 ( 24 .34 ) 26 .73 36 .19
Total from investment activities 17 .00 ( 22 .63 ) 28 .27 37 .59
Distributions
Net investment income ( 0 .90 ) ( 1 .74 ) ( 1 .61 ) ( 1 .70 )
Net realized gain — — ( 0 .52 ) ( 0 .40 )
Total distributions ( 0 .90 ) ( 1 .74 ) ( 2 .13 ) ( 2 .10 )
NET ASSET VALUE
End of period $ 117 .00 $ 100 .90 $ 125 .27 $ 99 .13
Ratios/Supplemental Data
Total return
(3)(4)
16 .90% ( 18 .11 ) % 28 .70% 59 .62%
Ratios to average net assets:
(3)
Gross expenses before waivers/payments by
Price Associates 0 .05%
(5)
0 .05% 0 .06% 0 .06%
(5)
Net expenses after waivers/payments by Price
Associates 0 .00%
(5)
0 .00% 0 .00% 0 .00%
(5)
Net investment income 1 .65%
(5)
1 .57% 1 .37% 2 .03%
(5)
Portfolio turnover rate 2 .7% 3 .1% 3 .1% 13 .6%
Net assets, end of period (in millions) $12,906 $11,283 $19,852 $21,289
0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
See Note 7 for details of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Equity Index 500 Fund
June 30, 2023 (Unaudited)

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 99.7%
COMMUNICATION SERVICES 8.3%
Diversified Telecommunication Services 0.7%
AT&T  5,112,176 81,539
Verizon Communications  3,007,822 111,861
193,400
Entertainment 1.4%
Activision Blizzard  (1) 510,545 43,039
Electronic Arts  186,924 24,244
Live Nation Entertainment  (1) 100,269 9,136
Netflix  (1) 318,036 140,092
Take-Two Interactive Software  (1) 112,463 16,550
Walt Disney  (1) 1,307,347 116,720
Warner Bros Discovery  (1) 1,583,606 19,858
369,639
Interactive Media & Services 5.3%
Alphabet, Class A  (1) 4,249,534 508,669
Alphabet, Class C  (1) 3,655,439 442,199
Match Group  (1) 200,401 8,387
Meta Platforms, Class A  (1) 1,582,345 454,101
1,413,356
Media 0.7%
Charter Communications, Class A  (1) 74,415 27,338
Comcast, Class A  2,975,802 123,645
Fox, Class A  192,994 6,562
Fox, Class B  99,980 3,188
Interpublic Group  276,995 10,686
News, Class A  276,613 5,394
News, Class B  87,563 1,727
Omnicom Group  143,068 13,613
Paramount Global, Class B  351,980 5,600
197,753
Wireless Telecommunication Services 0.2%
T-Mobile U.S.  (1) 412,196 57,254
57,254
Total Communication Services 2,231,402
CONSUMER DISCRETIONARY 10.6%
Automobile Components 0.1%
Aptiv (1) 194,404 19,846
BorgWarner  164,439 8,043
27,889

T. ROWE PRICE Equity Index 500 Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Automobiles 2.2%
Ford Motor  2,793,496 42,266
General Motors  994,911 38,364
Tesla  (1) 1,927,055 504,445
585,075
Broadline Retail 3.2%
Amazon.com (1) 6,384,869 832,331
eBay  383,253 17,128
Etsy  (1)(2) 88,627 7,499
856,958
Distributors 0.1%
Genuine Parts  100,713 17,044
LKQ  182,707 10,646
Pool  (2) 27,518 10,309
37,999
Hotels, Restaurants & Leisure 2.1%
Booking Holdings  (1) 26,429 71,367
Caesars Entertainment  (1) 153,076 7,802
Carnival  (1)(2) 715,766 13,478
Chipotle Mexican Grill  (1) 19,750 42,245
Darden Restaurants  (2) 86,705 14,487
Domino's Pizza  25,519 8,600
Expedia Group  (1) 102,320 11,193
Hilton Worldwide Holdings  189,843 27,632
Las Vegas Sands  (1) 236,508 13,717
Marriott International, Class A  184,956 33,975
McDonald's  522,312 155,863
MGM Resorts International  216,785 9,521
Norwegian Cruise Line Holdings  (1) 305,142 6,643
Royal Caribbean Cruises  (1)(2) 155,567 16,138
Starbucks  820,300 81,259
Wynn Resorts  72,367 7,643
Yum! Brands  199,462 27,635
549,198
Household Durables 0.4%
DR Horton  222,276 27,049
Garmin  109,664 11,437
Lennar, Class A  182,192 22,830
Mohawk Industries  (1) 38,175 3,938
Newell Brands  273,877 2,383
NVR  (1) 2,170 13,781
PulteGroup  160,101 12,437

T. ROWE PRICE Equity Index 500 Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Whirlpool  (2) 37,915 5,641
99,496
Leisure Products 0.0%
Hasbro  93,760 6,073
6,073
Specialty Retail 2.1%
Advance Auto Parts  43,306 3,044
AutoZone  (1) 13,196 32,902
Bath & Body Works  164,788 6,180
Best Buy  139,618 11,442
CarMax  (1)(2) 112,851 9,446
Home Depot  724,414 225,032
Lowe's  426,697 96,305
O'Reilly Automotive  (1) 43,580 41,632
Ross Stores  244,966 27,468
TJX  824,012 69,868
Tractor Supply  78,524 17,362
Ulta Beauty  (1) 35,902 16,895
557,576
Textiles, Apparel & Luxury Goods 0.4%
NIKE, Class B  881,549 97,297
Ralph Lauren  (2) 29,160 3,595
Tapestry  166,588 7,130
VF  235,074 4,487
112,509
Total Consumer Discretionary 2,832,773
CONSUMER STAPLES 6.6%
Beverages 1.7%
Brown-Forman, Class B  130,223 8,696
Coca-Cola  2,784,364 167,674
Constellation Brands, Class A  115,470 28,421
Keurig Dr Pepper  603,522 18,872
Molson Coors Beverage, Class B  134,807 8,876
Monster Beverage  (1) 543,122 31,197
PepsiCo  985,568 182,547
446,283
Consumer Staples Distribution & Retail 1.8%
Costco Wholesale  317,262 170,808
Dollar General  156,918 26,642
Dollar Tree  (1) 149,174 21,406
Kroger  468,046 21,998
Sysco  361,586 26,830
Target  330,012 43,529

T. ROWE PRICE Equity Index 500 Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Walgreens Boots Alliance  (2) 514,650 14,662
Walmart  1,003,432 157,719
483,594
Food Products 1.0%
Archer-Daniels-Midland  390,013 29,469
Bunge  107,764 10,167
Campbell Soup  (2) 143,247 6,548
Conagra Brands  336,941 11,362
General Mills  420,519 32,254
Hershey  105,309 26,296
Hormel Foods  206,205 8,293
J M Smucker  76,264 11,262
Kellogg  184,242 12,418
Kraft Heinz  571,288 20,281
Lamb Weston Holdings  102,893 11,827
McCormick  179,466 15,655
Mondelez International, Class A  974,524 71,082
Tyson Foods, Class A  206,003 10,514
277,428
Household Products 1.4%
Church & Dwight  175,223 17,563
Clorox  87,527 13,920
Colgate-Palmolive  593,785 45,745
Kimberly-Clark  241,899 33,397
Procter & Gamble  1,686,031 255,838
366,463
Personal Care Products 0.1%
Estee Lauder, Class A  166,043 32,608
32,608
Tobacco 0.6%
Altria Group  1,277,517 57,872
Philip Morris International  1,110,874 108,443
166,315
Total Consumer Staples 1,772,691
ENERGY 4.1%
Energy Equipment & Services 0.4%
Baker Hughes  721,325 22,801
Halliburton  647,476 21,360
Schlumberger  1,018,195 50,014
94,175
Oil, Gas & Consumable Fuels 3.7%
APA  221,750 7,577

T. ROWE PRICE Equity Index 500 Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Chevron  1,246,655 196,161
ConocoPhillips  865,820 89,708
Coterra Energy  543,173 13,742
Devon Energy  459,680 22,221
Diamondback Energy  129,797 17,050
EOG Resources  418,626 47,907
EQT  259,505 10,673
Exxon Mobil  2,892,045 310,172
Hess  197,908 26,906
Kinder Morgan  1,412,717 24,327
Marathon Oil  443,293 10,205
Marathon Petroleum  303,767 35,419
Occidental Petroleum  (2) 514,505 30,253
ONEOK  320,217 19,764
Phillips 66  329,141 31,393
Pioneer Natural Resources  167,350 34,672
Targa Resources  160,012 12,177
Valero Energy  259,315 30,418
Williams  873,997 28,518
999,263
Total Energy 1,093,438
FINANCIALS 12.4%
Banks 3.0%
Bank of America  4,960,095 142,305
Citigroup  1,388,914 63,946
Citizens Financial Group  347,509 9,063
Comerica  93,182 3,947
Fifth Third Bancorp  489,602 12,833
Huntington Bancshares  1,020,253 10,998
JPMorgan Chase  2,090,387 304,026
KeyCorp  665,089 6,145
M&T Bank  118,925 14,718
PNC Financial Services Group  285,733 35,988
Regions Financial  676,398 12,053
Truist Financial  946,028 28,712
U.S. Bancorp  998,461 32,989
Wells Fargo  2,684,584 114,578
Zions Bancorp  107,358 2,884
795,185
Capital Markets 2.6%
Ameriprise Financial  74,619 24,785
Bank of New York Mellon  514,413 22,902
BlackRock  107,166 74,067
Cboe Global Markets  75,835 10,466

T. ROWE PRICE Equity Index 500 Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Charles Schwab  1,063,544 60,282
CME Group  257,470 47,707
FactSet Research Systems  27,350 10,958
Franklin Resources  (2) 206,447 5,514
Goldman Sachs Group  237,889 76,729
Intercontinental Exchange  399,012 45,120
Invesco  323,442 5,437
MarketAxess Holdings  26,770 6,998
Moody's  112,930 39,268
Morgan Stanley  932,145 79,605
MSCI  57,296 26,888
Nasdaq  242,495 12,088
Northern Trust  149,495 11,084
Raymond James Financial  136,759 14,191
S&P Global  234,687 94,084
State Street  239,763 17,546
T. Rowe Price Group  (3) 160,595 17,990
703,709
Consumer Finance 0.5%
American Express  425,480 74,118
Capital One Financial  273,720 29,937
Discover Financial Services  182,155 21,285
Synchrony Financial  307,577 10,433
135,773
Financial Services 4.2%
Berkshire Hathaway, Class B  (1) 1,275,583 434,974
Fidelity National Information Services  424,382 23,213
Fiserv  (1) 441,808 55,734
FleetCor Technologies  (1) 52,191 13,104
Global Payments  186,987 18,422
Jack Henry & Associates  51,963 8,695
Mastercard, Class A  598,576 235,420
PayPal Holdings  (1) 798,515 53,285
Visa, Class A  1,157,570 274,900
1,117,747
Insurance 2.1%
Aflac  393,780 27,486
Allstate  188,320 20,534
American International Group  519,147 29,872
Aon, Class A  146,188 50,464
Arch Capital Group  (1) 264,872 19,826
Arthur J Gallagher  152,001 33,375
Assurant  37,616 4,729
Brown & Brown  168,070 11,570

T. ROWE PRICE Equity Index 500 Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Chubb  296,413 57,077
Cincinnati Financial  112,727 10,971
Everest Re Group  30,704 10,496
Globe Life  64,349 7,054
Hartford Financial Services Group  222,379 16,016
Lincoln National  103,613 2,669
Loews  135,882 8,069
Marsh & McLennan  354,031 66,586
MetLife  460,738 26,045
Principal Financial Group  160,825 12,197
Progressive  418,937 55,455
Prudential Financial  261,471 23,067
Travelers  165,401 28,723
W R Berkley  144,205 8,589
Willis Towers Watson  76,258 17,959
548,829
Total Financials 3,301,243
HEALTH CARE 13.4%
Biotechnology 1.9%
AbbVie  1,262,145 170,049
Amgen  381,920 84,794
Biogen  (1) 103,200 29,396
Gilead Sciences  892,605 68,793
Incyte  (1) 133,288 8,297
Moderna  (1) 234,768 28,524
Regeneron Pharmaceuticals  (1) 77,088 55,391
Vertex Pharmaceuticals  (1) 184,356 64,877
510,121
Health Care Equipment & Supplies 2.9%
Abbott Laboratories  1,244,079 135,629
Align Technology  (1) 51,001 18,036
Baxter International  357,907 16,306
Becton Dickinson & Company  203,272 53,666
Boston Scientific  (1) 1,027,002 55,551
Cooper  35,500 13,612
DENTSPLY SIRONA  153,078 6,126
Dexcom  (1) 276,941 35,590
Edwards Lifesciences  (1) 433,970 40,936
GE HealthCare Technologies  280,137 22,758
Hologic  (1) 176,845 14,319
IDEXX Laboratories  (1) 59,346 29,805
Insulet  (1) 49,958 14,405
Intuitive Surgical  (1) 250,724 85,733
Medtronic  951,969 83,868

T. ROWE PRICE Equity Index 500 Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
ResMed  105,410 23,032
STERIS  71,182 16,015
Stryker  241,787 73,767
Teleflex  33,497 8,107
Zimmer Biomet Holdings  149,416 21,755
769,016
Health Care Providers & Services 2.9%
AmerisourceBergen  115,879 22,299
Cardinal Health  182,470 17,256
Centene  (1) 392,307 26,461
Cigna Group  211,742 59,415
CVS Health  917,442 63,423
DaVita  (1) 39,287 3,947
Elevance Health  169,627 75,364
HCA Healthcare  147,682 44,818
Henry Schein  (1) 94,132 7,634
Humana  89,443 39,993
Laboratory Corp. of America Holdings  63,618 15,353
McKesson  97,071 41,479
Molina Healthcare  (1) 41,767 12,582
Quest Diagnostics  79,880 11,228
UnitedHealth Group  665,984 320,098
Universal Health Services, Class B  45,236 7,137
768,487
Life Sciences Tools & Services 1.6%
Agilent Technologies  211,977 25,490
Bio-Rad Laboratories, Class A  (1) 15,285 5,795
Bio-Techne  112,402 9,175
Charles River Laboratories International  (1) 36,237 7,619
Danaher  475,140 114,034
Illumina  (1)(2) 112,871 21,162
IQVIA Holdings  (1) 133,060 29,908
Mettler-Toledo International  (1) 15,777 20,694
Revvity  89,148 10,590
Thermo Fisher Scientific  275,949 143,976
Waters  (1) 42,356 11,289
West Pharmaceutical Services  53,214 20,353
420,085
Pharmaceuticals 4.1%
Bristol-Myers Squibb  1,503,139 96,126
Catalent  (1) 129,098 5,598
Eli Lilly  563,611 264,322
Johnson & Johnson  1,858,930 307,690
Merck  1,815,181 209,454

T. ROWE PRICE Equity Index 500 Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Organon  180,027 3,746
Pfizer  4,038,683 148,139
Viatris  866,061 8,643
Zoetis  330,727 56,955
1,100,673
Total Health Care 3,568,382
INDUSTRIALS & BUSINESS SERVICES 8.7%
Aerospace & Defense 1.7%
Axon Enterprise  (1)(2) 50,347 9,824
Boeing  (1) 404,633 85,442
General Dynamics  161,286 34,701
Howmet Aerospace  260,388 12,905
Huntington Ingalls Industries  28,413 6,467
L3Harris Technologies  135,683 26,563
Lockheed Martin  161,288 74,254
Northrop Grumman  102,175 46,571
Raytheon Technologies  1,045,421 102,409
Textron  144,774 9,791
TransDigm Group  37,171 33,237
442,164
Air Freight & Logistics 0.6%
CH Robinson Worldwide  83,659 7,893
Expeditors International of Washington  (2) 109,597 13,276
FedEx  165,539 41,037
United Parcel Service, Class B  518,591 92,957
155,163
Building Products 0.4%
A.O. Smith  88,630 6,451
Allegion  62,684 7,523
Carrier Global  597,821 29,718
Johnson Controls International  491,252 33,474
Masco  158,424 9,090
Trane Technologies  163,296 31,232
117,488
Commercial Services & Supplies 0.5%
Cintas  61,900 30,769
Copart  (1) 307,160 28,016
Republic Services  147,365 22,572
Rollins  165,818 7,102
Waste Management  264,991 45,955
134,414

T. ROWE PRICE Equity Index 500 Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Construction & Engineering 0.1%
Quanta Services  (2) 102,323 20,101
20,101
Electrical Equipment 0.6%
AMETEK  163,526 26,472
Eaton  285,157 57,345
Emerson Electric  407,551 36,838
Generac Holdings  (1) 44,747 6,673
Rockwell Automation  82,230 27,091
154,419
Ground Transportation 0.8%
CSX  1,455,151 49,621
JB Hunt Transport Services  59,362 10,746
Norfolk Southern  162,499 36,848
Old Dominion Freight Line  64,413 23,817
Union Pacific  436,249 89,265
210,297
Industrial Conglomerates 1.0%
3M  394,616 39,497
General Electric  779,195 85,595
Honeywell International  476,115 98,794
Roper Technologies  76,014 36,547
260,433
Machinery 1.8%
Caterpillar  368,749 90,731
Cummins  101,212 24,813
Deere  192,951 78,182
Dover  99,977 14,761
Fortive  253,458 18,951
IDEX  53,815 11,584
Illinois Tool Works  197,943 49,517
Ingersoll Rand  289,866 18,946
Nordson  38,644 9,591
Otis Worldwide  295,453 26,298
PACCAR  374,031 31,288
Parker-Hannifin  91,923 35,854
Pentair  117,528 7,592
Snap-on  37,984 10,947
Stanley Black & Decker  106,837 10,012
Westinghouse Air Brake Technologies  128,982 14,145
Xylem  169,723 19,114
472,326

T. ROWE PRICE Equity Index 500 Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Passenger Airlines 0.2%
Alaska Air Group  (1)(2) 90,684 4,823
American Airlines Group  (1) 464,265 8,329
Delta Air Lines  (1) 459,073 21,824
Southwest Airlines  425,174 15,395
United Airlines Holdings  (1) 235,535 12,924
63,295
Professional Services 0.7%
Automatic Data Processing  295,640 64,979
Broadridge Financial Solutions  84,196 13,945
Ceridian HCM Holding  (1) 112,096 7,507
Equifax  87,789 20,657
Jacobs Solutions  91,015 10,821
Leidos Holdings  97,617 8,637
Paychex  229,852 25,714
Paycom Software  34,641 11,128
Robert Half International  77,977 5,865
Verisk Analytics  103,858 23,475
192,728
Trading Companies & Distributors 0.3%
Fastenal  409,573 24,161
United Rentals  49,292 21,953
WW Grainger  31,981 25,220
71,334
Total Industrials & Business Services 2,294,162
INFORMATION TECHNOLOGY 28.1%
Communications Equipment 0.9%
Arista Networks  (1) 177,619 28,785
Cisco Systems  2,930,175 151,607
F5  (1) 42,887 6,273
Juniper Networks  231,158 7,242
Motorola Solutions  119,844 35,148
229,055
Electronic Equipment, Instruments & Components 0.6%
Amphenol, Class A  424,075 36,025
CDW  96,597 17,726
Corning  545,027 19,098
Keysight Technologies  (1) 127,738 21,390
TE Connectivity  225,529 31,610
Teledyne Technologies  (1) 33,620 13,821
Trimble  (1) 177,067 9,374
Zebra Technologies, Class A  (1) 36,910 10,919
159,963

T. ROWE PRICE Equity Index 500 Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
IT Services 1.2%
Accenture, Class A  451,811 139,420
Akamai Technologies  (1) 109,246 9,818
Cognizant Technology Solutions, Class A  363,515 23,730
DXC Technology  (1) 161,867 4,325
EPAM Systems  (1) 41,538 9,336
Gartner  (1) 56,593 19,825
International Business Machines  647,852 86,689
VeriSign  (1) 64,930 14,672
307,815
Semiconductors & Semiconductor Equipment 7.4%
Advanced Micro Devices  (1) 1,152,111 131,237
Analog Devices  361,989 70,519
Applied Materials  604,663 87,398
Broadcom  298,242 258,704
Enphase Energy  (1) 97,516 16,332
First Solar  (1) 71,116 13,518
Intel  2,984,300 99,795
KLA  98,205 47,631
Lam Research  96,140 61,805
Microchip Technology  392,582 35,171
Micron Technology  782,442 49,380
Monolithic Power Systems  32,102 17,343
NVIDIA  1,768,967 748,308
NXP Semiconductors  185,735 38,016
ON Semiconductor  (1) 307,766 29,109
Qorvo  (1) 71,796 7,325
QUALCOMM  797,072 94,884
Skyworks Solutions  113,720 12,588
SolarEdge Technologies  (1)(2) 40,222 10,822
Teradyne  111,699 12,435
Texas Instruments  649,388 116,903
1,959,223
Software 10.1%
Adobe (1) 328,151 160,463
ANSYS  (1) 62,091 20,507
Autodesk  (1) 153,340 31,375
Cadence Design Systems  (1) 195,185 45,775
Fair Isaac  (1) 17,920 14,501
Fortinet  (1) 464,720 35,128
Gen Digital  411,445 7,632
Intuit  200,734 91,974
Microsoft  5,318,269 1,811,083
Oracle  1,100,963 131,114

T. ROWE PRICE Equity Index 500 Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Palo Alto Networks  (1)(2) 216,578 55,338
PTC  (1) 76,088 10,827
Salesforce  (1) 700,402 147,967
ServiceNow  (1) 145,592 81,818
Synopsys  (1) 109,014 47,466
Tyler Technologies  (1) 29,857 12,435
2,705,403
Technology Hardware, Storage & Peripherals 7.9%
Apple  10,575,005 2,051,234
Hewlett Packard Enterprise  916,302 15,394
HP  614,044 18,857
NetApp  152,240 11,631
Seagate Technology Holdings  137,655 8,517
Western Digital  (1) 228,872 8,681
2,114,314
Total Information Technology 7,475,773
MATERIALS 2.5%
Chemicals 1.7%
Air Products & Chemicals  158,990 47,622
Albemarle  (2) 83,951 18,729
Celanese  (2) 71,230 8,248
CF Industries Holdings  139,901 9,712
Corteva  509,042 29,168
Dow  502,118 26,743
DuPont de Nemours  326,074 23,295
Eastman Chemical  85,414 7,151
Ecolab  177,360 33,111
FMC  89,756 9,365
International Flavors & Fragrances  182,469 14,523
Linde  350,273 133,482
LyondellBasell Industries, Class A  180,288 16,556
Mosaic  238,537 8,349
PPG Industries  167,289 24,809
Sherwin-Williams  167,991 44,605
455,468
Construction Materials 0.2%
Martin Marietta Materials  44,400 20,499
Vulcan Materials  95,174 21,456
41,955
Containers & Packaging 0.2%
Amcor  1,055,897 10,538
Avery Dennison  57,865 9,941
Ball  226,050 13,158

T. ROWE PRICE Equity Index 500 Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
International Paper  249,339 7,931
Packaging Corp. of America  64,586 8,536
Sealed Air  103,008 4,120
Westrock  180,719 5,254
59,478
Metals & Mining 0.4%
Freeport-McMoRan  1,020,070 40,803
Newmont  569,584 24,298
Nucor  180,202 29,550
Steel Dynamics  115,185 12,547
107,198
Total Materials 664,099
REAL ESTATE 2.5%
Health Care Real Estate Investment Trusts 0.2%
Healthpeak Properties, REIT  391,989 7,879
Ventas, REIT  287,366 13,584
Welltower, REIT  356,519 28,839
50,302
Hotel & Resort Real Estate Investment Trusts 0.0%
Host Hotels & Resorts, REIT  510,855 8,598
8,598
Industrial Real Estate Investment Trusts 0.3%
Prologis, REIT  660,258 80,967
80,967
Office Real Estate Investment Trusts 0.1%
Alexandria Real Estate Equities, REIT  112,961 12,820
Boston Properties, REIT  (2) 102,742 5,917
18,737
Real Estate Management & Development 0.2%
CBRE Group, Class A  (1) 222,773 17,980
CoStar Group  (1) 292,174 26,003
43,983
Residential Real Estate Investment Trusts 0.3%
AvalonBay Communities, REIT  99,384 18,810
Camden Property Trust, REIT  76,679 8,348
Equity Residential, REIT  241,631 15,940
Essex Property Trust, REIT  46,060 10,792
Invitation Homes, REIT  415,696 14,300
Mid-America Apartment Communities, REIT  82,574 12,540
UDR, REIT  221,660 9,523
90,253

T. ROWE PRICE Equity Index 500 Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Retail Real Estate Investment Trusts 0.3%
Federal Realty Investment Trust, REIT  52,097 5,041
Kimco Realty, REIT  446,213 8,799
Realty Income, REIT  482,901 28,873
Regency Centers, REIT  109,835 6,785
Simon Property Group, REIT  234,190 27,044
76,542
Specialized Real Estate Investment Trusts 1.1%
American Tower, REIT  333,516 64,682
Crown Castle, REIT  308,853 35,191
Digital Realty Trust, REIT  205,897 23,445
Equinix, REIT  66,937 52,475
Extra Space Storage, REIT  (2) 94,849 14,118
Iron Mountain, REIT  209,132 11,883
Public Storage, REIT  112,724 32,902
SBA Communications, REIT  77,266 17,907
VICI Properties, REIT  720,191 22,636
Weyerhaeuser, REIT  524,514 17,576
292,815
Total Real Estate 662,197
UTILITIES 2.5%
Electric Utilities 1.7%
Alliant Energy  179,386 9,414
American Electric Power  369,060 31,075
Constellation Energy  232,600 21,295
Duke Energy  552,079 49,544
Edison International  273,441 18,990
Entergy  151,670 14,768
Evergy  164,054 9,584
Eversource Energy  247,350 17,542
Exelon  712,097 29,011
FirstEnergy  390,106 15,167
NextEra Energy  1,447,693 107,419
NRG Energy  160,337 5,995
PG&E  (1) 1,153,069 19,925
Pinnacle West Capital  80,371 6,547
PPL  526,903 13,942
Southern  780,625 54,839
Xcel Energy  392,090 24,376
449,433
Gas Utilities 0.0%
Atmos Energy  102,664 11,944
11,944

T. ROWE PRICE Equity Index 500 Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Independent Power & Renewable Electricity Producers 0.0%
AES  471,006 9,764
9,764
Multi-Utilities 0.7%
Ameren  183,370 14,976
CenterPoint Energy  452,797 13,199
CMS Energy  206,071 12,107
Consolidated Edison  248,572 22,471
Dominion Energy  598,477 30,995
DTE Energy  147,841 16,265
NiSource  289,161 7,909
Public Service Enterprise Group  357,994 22,414
Sempra Energy  224,179 32,638
WEC Energy Group  225,907 19,934
192,908
Water Utilities 0.1%
American Water Works  138,201 19,728
19,728
Total Utilities 683,777
Total Common Stocks (Cost $9,419,214) 26,579,937
SHORT-TERM INVESTMENTS 0.5%
Money Market Funds 0.4%
T. Rowe Price Government Reserve Fund, 5.13%  (3)(4) 117,852,640 117,853
117,853
U.S. Treasury Obligations 0.1%
U.S. Treasury Bills, 5.256%, 12/14/23  (5) 7,130,000 6,960
6,960
Total Short-Term Investments (Cost $124,815) 124,813

T. ROWE PRICE Equity Index 500 Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SECURITIES LENDING COLLATERAL 0.3%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 0.3%
Money Market Funds 0.3%
T. Rowe Price Government Reserve Fund, 5.13%  (3)(4) 74,192,835 74,193
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank And Trust Company 74,193
Total Securities Lending Collateral (Cost $74,193) 74,193
Total Investments in Securities
100.5% of Net Assets
(Cost $9,618,222) $ 26,778,943
‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) See Note 4 . All or a portion of this security is on loan at June 30, 2023.
(3) Affiliated Companies
(4) Seven-day yield
(5) At June 30, 2023, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Equity Index 500 Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 301 S&P 500 E-Mini Index contracts 9/23 67,548 $ 1,290
Net payments (receipts) of variation margin to date 294
Variation margin receivable (payable) on open futures contracts $ 1,584

T. ROWE PRICE Equity Index 500 Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended June 30, 2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Group  $ 71 $ 400 $ 391
T. Rowe Price Government Reserve Fund, 5.13% — — 1,593 ++
Totals $ 71 # $ 400 $ 1,984 +
Supplementary Investment Schedule
Affiliate
Value
12/31/22
Purchase
Cost
Sales
Cost
Value
06/30/23
T. Rowe Price Group  $ 17,546 $ 319 $ 275 $ 17,990
T. Rowe Price Government
Reserve Fund, 5.13% 82,615 ¤ ¤ 192,046
Total $ 210,036 ^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
+ Investment income comprised $1,984 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $199,198.

T. ROWE PRICE Equity Index 500 Fund
June 30, 2023 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $9,618,222) $ 26,778,943
Dividends and interest receivable 17,193
Receivable for shares sold 12,808
Variation margin receivable on futures contracts 1,584
Due from affiliates 107
Other assets 72
Total assets 26,810,707
Liabilities
Payable for shares redeemed 79,380
Obligation to return securities lending collateral 74,193
Investment management fees payable 1,072
Payable to directors 21
Other liabilities 1,185
Total liabilities 155,851
NET ASSETS $ 26,654,856

T. ROWE PRICE Equity Index 500 Fund
June 30, 2023 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ 17,092,944
Paid-in capital applicable to 227,783,456 shares of $0.01 par value capital stock outstanding; 2,000,000,000 shares of the
Corporation authorized 9,561,912
NET ASSETS $ 26,654,856
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $6,618,150; Shares outstanding: 56,545,762) $ 117.04
I Class
(Net assets: $7,131,034; Shares outstanding: 60,932,309) $ 117.03
Z Class
(Net assets: $12,905,672; Shares outstanding:
110,305,385) $ 117.00

T. ROWE PRICE Equity Index 500 Fund
(Unaudited)
Statement of Operations

($000s)
6 Months
Ended
6/30/23
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $57) $ 202,099
    Interest 145
Securities lending 31
Other 15
Total income 202,290
Expenses
Investment management 6,128
Shareholder servicing
Investor Class $ 3,957
I Class 902 4,859
Prospectus and shareholder reports
Investor Class 89
I Class 6
Z Class 1 96
Custody and accounting 265
Proxy and annual meeting 92
Registration 53
Directors 42
Legal and audit 12
Miscellaneous 33
Waived / paid by Price Associates (4,278)
Total expenses 7,302
Net investment income 194,988

T. ROWE PRICE Equity Index 500 Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/23
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities 170,238
Futures 10,319
Net realized gain 180,557
Change in net unrealized gain / loss
Securities 3,499,372
Futures 3,675
Change in net unrealized gain / loss 3,503,047
Net realized and unrealized gain / loss 3,683,604
INCREASE IN NET ASSETS FROM OPERATIONS
$ 3,878,592

T. ROWE PRICE Equity Index 500 Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
6 Months
Ended
6/30/23
Year
Ended
12/31/22
Increase (Decrease) in Net Assets
Operations
Net investment income $ 194,988 $ 399,440
Net realized gain 180,557 3,877,633
Change in net unrealized gain / loss 3,503,047 (10,090,010)
Increase (decrease) in net assets from operations 3,878,592 (5,812,937)
Distributions to shareholders
Net earnings
Investor Class (44,879) (85,930)
I Class (52,693) (100,147)
Z Class (100,004) (208,089)
Decrease in net assets from distributions (197,576) (394,166)
Capital share transactions
*
Shares sold
Investor Class 543,228 1,241,836
I Class 365,928 4,297,726
Z Class 736,488 2,316,535
Distributions reinvested
Investor Class 42,722 81,839
I Class 49,077 93,348
Z Class 100,004 208,089
Shares redeemed
Investor Class (578,074) (4,920,343)
I Class (274,371) (892,234)
Z Class (1,018,374) (7,716,336)
Decrease in net assets from capital share
transactions (33,372) (5,289,540)

T. ROWE PRICE Equity Index 500 Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/23
Year
Ended
12/31/22
Net Assets
Increase (decrease) during period 3,647,644 (11,496,643)
Beginning of period 23,007,212 34,503,855
End of period $ 26,654,856 $ 23,007,212
*Share information (000s)
Shares sold
Investor Class 5,018 11,240
I Class 3,377 38,773
Z Class 6,882 21,212
Distributions reinvested
Investor Class 387 779
I Class 444 888
Z Class 906 1,968
Shares redeemed
Investor Class (5,366) (44,457)
I Class (2,534) (7,996)
Z Class (9,306) (69,835)
Decrease in shares outstanding (192) (47,428)

T. ROWE PRICE Equity Index 500 Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Index Trust, Inc. (the corporation) is registered under the Investment
Company Act of 1940 (the 1940 Act). The Equity Index 500 Fund (the fund) is an open-
end management investment company established by the corporation and intends to be diversified in approximately the same proportion as the index it tracks is diversified.
The fund may become nondiversified for periods of time solely as a result of changes in the composition of the index (for example, changes in the relative market capitalization or index weighting of one or more securities represented in the index). The fund seeks to track the performance of a benchmark index that measures the investment return of large-capitalization U.S. stocks. The fund has three classes of shares: the Equity Index
500 Fund (Investor Class), the Equity Index 500 Fund–I Class (I Class) and the Equity
Index 500 Fund–Z Class (Z Class). I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The Z Class is only available to funds advised by T. Rowe Price Associates, Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are

T. ROWE PRICE Equity Index 500 Fund

reflected as dividend income; capital gain distributions are reflected as realized gain/
loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date.
Income distributions, if any, are declared and paid by each class quarterly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class.
In-Kind Redemptions  In accordance with guidelines described in the fund’s prospectus, and when considered to be in the best interest of all shareholders, the fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain
(loss) to paid-in capital. During the six months ended June 30, 2023, the fund realized
$98,582,000 of net gain on $139,693,000 of in-kind redemptions.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by
T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In June 2022, the FASB issued Accounting Standards
Update (ASU), ASU 2022-03, Fair Value Measurement (Topic 820) – Fair Value
Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments under this ASU are effective for fiscal

T. ROWE PRICE Equity Index 500 Fund

years beginning after December 15, 2023; however, the fund opted to early adopt, as permitted, effective December 1, 2022. Adoption of the guidance did not have a material impact on the fund's financial  statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated
T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee).
Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those

T. ROWE PRICE Equity Index 500 Fund

for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed

T. ROWE PRICE Equity Index 500 Fund

representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on June 30, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
NOTE 3 - DERIVATIVE INSTRUMENTS
During the six months ended June 30, 2023, the fund invested in derivative instruments.
As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 26,579,937 $ — $ — $ 26,579,937
Short-Term Investments 117,853 6,960 — 124,813
Securities Lending Collateral 74,193 — — 74,193
Total Securities 26,771,983 6,960 — 26,778,943
Futures Contracts* 1,290 — — 1,290
Total $ 26,773,273 $ 6,960 $ — $ 26,780,233
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Equity Index 500 Fund

for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust credit exposure.
The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of June 30, 2023, and the related location on the accompanying
Statement of Assets and Liabilities, presented by primary underlying risk exposure:
($000s) Location on Statement of
Assets and Liabilities Fair Value*
Assets
Equity derivatives Futures $ 1,290
*
Total $ 1,290
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the value reflected on the accompanying Statement of Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Equity Index 500 Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended June 30, 2023, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
Counterparty Risk and Collateral  The fund invests in exchange-traded and/or centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps. Counterparty risk on such derivatives is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of
Investments; both remain in the fund’s assets. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared. This ability is subject to the liquidity of underlying positions. As of
June 30, 2023, securities valued at $6,930,000 had been posted by the fund for exchange-
traded and/or centrally cleared derivatives.
($000s)
Location of Gain (Loss) on Statement of Operations
Futures
Realized Gain (Loss)
Equity derivatives $ 10,319
Total $ 10,319
Change in Unrealized
Gain (Loss)
Equity derivatives $ 3,675
Total $ 3,675

T. ROWE PRICE Equity Index 500 Fund

Futures Contracts  The fund is subject to equity price risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk.
The fund may enter into futures contracts as an efficient means of maintaining liquidity while being invested in the market, to facilitate trading, or to reduce transaction costs. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values, and potential losses in excess of the fund’s initial investment. During the six months ended
June 30, 2023, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally less than 1% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering

T. ROWE PRICE Equity Index 500 Fund

its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform.
Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At June 30, 2023, the value of loaned securities was $68,512,000;
the value of cash collateral and related investments was $74,193,000.
Other  Purchases and sales of portfolio securities other than short-term securities aggregated $679,181,000 and $674,468,000, respectively, for the six months ended
June 30, 2023.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the
Internal Revenue Code and distribute to shareholders all of its taxable income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/
tax differences to reflect tax character but are not adjusted for temporary differences.
The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
At June 30, 2023, the cost of investments (including derivatives, if any) for federal income tax purposes was $9,882,406,000. Net unrealized gain aggregated
$16,897,827,000 at period-end, of which $17,605,255,000 related to appreciated investments and $707,428,000 related to depreciated investments.
NOTE 6 - FOREIGN  TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries.
All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax

T. ROWE PRICE Equity Index 500 Fund

expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability.
Any deferred tax liability incurred by the fund is included in either Other liabilities or
Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price Associates has
entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund.  The investment management agreement between the fund and Price Associates provides for an annual investment management fee equal to 0.05% of the fund’s average daily net assets. The fee is computed daily and paid monthly.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. During the limitation period, Price
Associates is required to waive its management fee or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio
(after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline

T. ROWE PRICE Equity Index 500 Fund

sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby
Price Associates has agreed to waive and/or bear all of the Z Class’ expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price
Associates during the six months ended June 30, 2023 as indicated in the table below.
Including these amounts, expenses previously waived/paid by Price Associates in the amount of $4,439,000 remain subject to repayment by the fund at June 30, 2023. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively,
Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price
Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class. For the six months ended
June 30, 2023, expenses incurred pursuant to these service agreements were $58,000 for
Price Associates; $2,159,000 for T. Rowe Price Services, Inc.; and $780,000 for T. Rowe
Investor Class I Class Z Class
Expense limitation/I Class Limit 0.21% 0.00% 0.00%
Expense limitation date 04/30/24 04/30/24 N/A
(Waived)/repaid during the period ($000s) $11 $(1,038) $(3,251)

T. ROWE PRICE Equity Index 500 Fund

Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates invests. As approved by the fund’s Board of
Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. Price has agreed to waive/reimburse shareholder servicing costs in excess of 0.05% of the fund’s average daily value of its shares owned by the college savings plan. Any amounts waived/paid by Price under this voluntary agreement are not subject to repayment by the fund. Price may amend or terminate this voluntary arrangement at any time without prior notice. For the six months ended June 30, 2023, the fund was charged $370,000 for shareholder servicing costs related to the college savings plans, which is net of a reimbursement by Price of $11,000. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities. At June 30, 2023, approximately 23%
of the outstanding shares of the I Class were held by college savings plans.
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates
(collectively, Price Funds and accounts) may invest in the fund. No Price fund or account may invest for the purpose of exercising management or control over the fund.
At June 30, 2023, approximately 100% of the Z Class's outstanding shares were held by
Price Funds and accounts.
Consistent with its investment objective, the fund may invest in T. Rowe Price Group,
Inc. Additionally, the fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund:
the T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve
Fund, organized as money market funds (together, the Price Reserve Funds). The Price
Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds
pay no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the

T. ROWE PRICE Equity Index 500 Fund

independent current market price of the security. During the six months ended June 30,
2023, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 8 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE Equity Index 500 Fund

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of
Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting Policies.”
Click on the Proxy Voting Policies link in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says,
“Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
RESULTS OF PROXY VOTING
A Special Meeting of Shareholders was held on July 24, 2023 for shareholders of record on April 7, 2023, to elect the following director-nominees to serve on the Board of all
Price Funds. The newly elected Directors took office effective July 24, 2023.
The results of the voting were as follows:
Teresa Bryce Bazemore, Bruce W. Duncan, Robert J. Gerrard, Jr., Paul F. McBride and
David Oestreicher continue to serve as Directors on the Board of all Price Funds.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .
Votes For Votes Withheld
Melody Bianchetto 410,062,298 1,655,973
Mark J. Parrell 409,937,671 1,709,010
Kellye L. Walker 410,159,459 1,646,826
Eric L. Veiel 407,150,354 4,595,210

T. ROWE PRICE Equity Index 500 Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser), as well as the investment subadvisory agreement (Subadvisory Contract) that the Adviser has entered into with
T. Rowe Price International Ltd (Subadviser) on behalf of the fund. In that regard, at a meeting held on March 6–7, 2023 (Meeting), the Board, including all of the fund’s independent directors, approved the continuation of the fund’s Advisory Contract and
Subadvisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the approval of the Advisory Contract and Subadvisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract and Subadvisory
Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the Advisory
Contract and Subadvisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser and
Subadviser about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser and Subadviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser and Subadviser. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance; maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s and Subadviser’s senior management teams and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser and Subadviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract and
Subadvisory Contract.

T. ROWE PRICE Equity Index 500 Fund

Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the
T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for various periods through December 31, 2022. Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2022, which ranked the returns of the Investor Class of the fund for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data. In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups. The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract and Subadvisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the Adviser under the Advisory Contract and other direct and indirect benefits that the Adviser (and its affiliates) may have realized from its relationship with the fund. In considering soft-
dollar arrangements pursuant to which research may be received from broker-dealers that execute the fund’s portfolio transactions, the Board noted that the Adviser bears the cost of research services for all client accounts that it advises, including the T. Rowe
Price funds. The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the
Adviser. Under the Advisory Contract, the fund pays a fee to the Adviser for investment management services based on the fund’s average daily net assets and the fund pays its own expenses of operations. Under the Subadvisory Contract, the Adviser may pay the
Subadviser up to 60% of the advisory fees that the Adviser receives from the fund. The fund’s shareholders have benefited from economies of scale through several reductions to the fund’s management fee and the fund’s shareholders may also benefit from economies of scale through a decline in certain operating expenses as the fund grows in

T. ROWE PRICE Equity Index 500 Fund

size. The fund is also subject to contractual expense limitations that require the Adviser to waive its fees and/or bear any expenses that would otherwise cause the expenses of a share class of the fund to exceed a certain percentage based on the class’s net assets.
The expense limitations mitigate the potential for an increase in operating expenses above a certain level that could impact shareholders.
The fund also offers a Z Class, which serves as an underlying investment within certain
T. Rowe Price fund of funds arrangements. The Adviser waives its advisory fee on the Z Class and waives or bears the Z Class’s other operating expenses, with certain exceptions. The Board considered whether the advisory fee and operating expense waivers on the Z Class may present a means for cross-subsidization of the Z Class by other share classes of the fund. In that regard, the Board noted that the Z Class operating expenses are largely covered by the all-inclusive fees charged by the investing T. Rowe
Price fund of funds and that any Z Class operating expenses not covered by the investing
T. Rowe Price funds of funds’ fees are paid by the Adviser and not by shareholders of any other share class of the fund.
In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe
Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-
party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a group of competitor funds selected by Broadridge (Expense Group)
and (ii) actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a broader set of funds within the Lipper investment classification (Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements) in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds

T. ROWE PRICE Equity Index 500 Fund

with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the first quintile (Expense Group), the fund’s actual management fee rate ranked in the first quintile (Expense Group and
Expense Universe), and the fund’s total expenses ranked in the third quintile (Expense
Group) and second quintile (Expense Universe).
The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors; subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States.
Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional business are fundamentally different from those of the proprietary mutual fund business. The Board considered information showing that the Adviser’s mutual fund business is generally more complex from a business and compliance perspective than its institutional account business and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary mutual fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its mutual fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract and Subadvisory Contract
As noted, the Board approved the continuation of the Advisory Contract and Subadvisory
Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract and Subadvisory Contract (including the fees to be charged for services thereunder).

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F50-051 8/23

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)   The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)   The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Index Trust, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 18, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 18, 2023

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	August 18, 2023